OTHER INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Government Grants [Abstract]
Grants	$ 1,774	$ 2,620	$ 1,829
Gain on divestment in associates	12,242	0	0
Other	507	0	0
Total	$ 14,523	$ 2,620	$ 1,829